FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]
15.	Financial instruments

Fair value measurement

The Company categorizes each of its fair value measurements in accordance with a fair value hierarchy. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

The fair values of the amounts receivable and accounts payable and accrued liabilities approximate their carrying values due to the relatively short-term maturity of these financial instruments.

The following table shows the carrying amounts and fair values of the Company’s financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount					Fair value
December 31, 2018	Assets at amortized cost	Fair value through profit and loss	Fair value through other comprehensive income	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative assets	$-	$1,670	$-	$-	$1,670	$-	$1,670	$-	$1,670
	$-	$1,670	$-	$-	$1,670
Financial assets not measured at fair value
Cash	$30,708	$-	$-	$-	$30,708	30,708	-	-	30,708
Amounts receivable	2,478	-	-	-	2,478	2,478	-	-	2,478
	$33,186	$-	$-	$-	$33,186
Financial liabilities measures at fair value
Derivative liabilities	$-	$653	$-	$-	$653	-	653	-	653
	$-	$653	$-	$-	$653
Financial liabilities not measured at fair value
Accounts payable and accrued liabilities	$-	$-	$-	$48,295	$48,295	48,295	-	-	48,295
Secured notes payable	-	-	-	408,144	408,144	425,860	-	-	425,860
	$-	$-	$-	$456,439	$456,439

	Carrying amount					Fair value
December 31, 2017	Assets at amortized cost	Fair value through profit and loss	Fair value through other comprehensive income	Liabilities at amortized cost	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative assets	$-	$963	$-	$-	$963	$-	$963	$-	$963
	$-	$963	$-	$-	$963
Financial assets not measured at fair value
Cash	$43,129	$-	$-	$-	$43,129	43,129	-	-	43,129
Amounts receivable	2,679	-	-	-	2,679	2,679	-	-	2,679
	$45,808	$-	$-	$-	$45,808
Financial liabilities not measured at fair value
Accounts payable and accrued liabilities	$-	$-	$-	$34,615	$34,615	34,615	-	-	34,615
Secured notes payable	-	-	-	396,509	396,509	412,976		-	412,976
	$-	$-	$-	$431,124	$431,124

Fair values of assets and liabilities classified as Level 2 are valued using discounted cash flow (“DCF”) models. These models require a variety of observable inputs including market prices, forward price curves, yield curves and credit spreads. These inputs are obtained from or verified with the market where possible. The financial assets relate to the embedded derivative assets, which are prepayment options on the secured notes payable (Note 10).

Derivative instruments are valued using DCF models. These models require a variety of observable inputs including market prices, forward price curves and yield curves. These inputs are obtained from or verified with the market where possible.

The fair value of the secured notes payable is determined using market quoted prices.

Financial instruments risks

The Company examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks. These risks include credit risk, liquidity risk, market risk, foreign currency risk and interest rate risk.

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its obligations. The Company’s exposure to credit risk is for its amounts receivable of which all of the outstanding amounts of $2,478 and $2,679 as at December 31, 2018 and 2017, respectively, were collected.

On December 31, 2018 and 2017, the Company does not have any allowance for doubtful accounts, and does not consider that any such allowance is necessary.

All of the Company’s cash and restricted cash is held with a major Canadian financial institution and thus the exposure to credit risk is considered insignificant. Management actively monitors the Company’s exposure to credit risk under its financial instruments, including with respect to amounts receivable. The Company considers the risk of loss for its amounts receivable to be remote and significantly mitigated due to the financial strength of the parties from whom most of the amounts receivable are due - the Canadian government for harmonized sales tax (“HST”) refunds receivable in the amount of approximately $1,247 (2017 - $2,068).

The Company’s current policy is to hold excess cash in bank accounts. It periodically monitors the investment income it makes and is satisfied with the credit ratings of its bank.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company's approach to managing liquidity risk is to monitor forecast cash flows so that it will have sufficient liquidity to meet liabilities when due. The Company has a planning and budgeting process in place by which it anticipates and determines the funds required to support its ongoing requirements. The Company coordinates this planning and budgeting process with its financing activities through its capital management process. The Company expects that it will be able to meet its obligations as they come due from the positive cash flows of ongoing operations. Also, the Company entered into an undrawn US$50 million first lien revolving credit facility (the “RCF”) with Scotiabank and Nedbank Ltd. in order to maintain a liquidity cushion for general corporate purposes. In order for the RCF to remain available, certain financial covenants must be met (Note 10). Being able to maintain positive cash flows from operations and the ability to comply with the RCF covenants, and/or maintain sufficient liquidity, is dependent upon many factors including, but not limited to, diamond prices, exchange rates, operating costs and levels of production. Adverse changes in one or more of these factors negatively impact the Company’s ability to comply with the covenants and/or maintain sufficient liquidity.

As at December 31, 2018, the Company has an obligation for US$309.9 million or $422.3 million Canadian dollar equivalent (2017 – US$330 million or $414.8 Canadian dollar equivalent) from the secured notes payable. The notes are secured by a second-priority lien on substantially all of the assets which includes the 49% participating rights to the GK Mine, as mentioned in Note 1 and Note 8. The parties under the RCF are granted first priority, if amounts become drawn. Failure to meet the obligations of the secured notes payable as they come due may lead to the sale of the 49% participating interest in the GK Mine.

The following table summarizes the contractual maturities of the Company’s significant financial liabilities and capital commitments, including contractual obligations:

	Less than	1 to 3	4 to 5	After 5
	1 Year	Years	Years	Years	Total
Operating lease obligations	$231	$471	$473	$79	$1,254
Gahcho Kué Diamond Mine commitments	1,578	-	-	-	1,578
Gahcho Kué Diamond Mine operating lease obligations	798	806	190	-	1,794
Revolving credit facility stand by charges	843	808	-	-	1,651
Notes payable - Principal	-	-	422,262	-	422,262
Notes payable - Interest	34,250	68,594	34,250	-	137,094
Forward Exchange Contracts:
(Inflows)	(33,500)	-	-	-	(33,500)
Outflows	34,060	-	-	-	34,060
	$38,260	$70,679	$457,175	$79	$566,193

Market risk

Market risk is the risk that changes in market prices such as foreign exchange rates, interest rates and equity prices will affect the Company’s income and the value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters while optimizing returns.

(i)	Interest rate risk

The Company does not have significant exposure to interest rate risk at December 31, 2018 and 2017, since the secured notes payable does not have a variable interest rate. At December 31, 2018, the total secured notes payable was US$309.9 million (2017 – US$330 million).

(ii)	Foreign currency

The Company is exposed to market risk related to foreign exchange rates. The Company operates in Canada and has foreign currency exposure to transactions in U.S. dollars. The majority of the ongoing operational costs of the GK Mine are in Canadian dollars, and are funded through operating cash flows. The Company’s operating cash flows include the sale of its 49% share of the GK Mine diamonds produced in U.S. dollars.

As at December 31, 2018 and 2017, the Company had cash, accounts payable and accrued liabilities, derivative assets, derivative liabilities, financing costs payable and the secured notes payable that are in U.S. dollars. The Canadian dollar equivalent is as follows:

	December 31,	December 31,
	2018	2017
Cash	$16,837	$25,509
Derivative assets	1,670	963
Accounts payable and accrued liabilities	(2,248)	(3,783)
Derivative liabilities	(653)	-
Secured notes payable	(422,262)	(414,843)
Total	$(406,656)	$(392,154)

A 10% appreciation or depreciation of the Canadian dollar relative to the U.S. dollar at December 31, 2018 and 2017 would have resulted in an increase or decrease to net income for the year of approximately $40.7 million and $39.2 million, respectively.